(Losses)/earnings per share (Tables)	3 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Summary of (Loss) Earnings Per Share

	Three Months Ended
	September 30, 2022 Cents	September 30, 2021 Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(2.43)	(3.49)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(2.43)	(3.49)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(2.43)	(3.49)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(2.43)	(3.49)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(16,884)	(22,645)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(16,884)	(22,645)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(16,884)	(22,645)

	Three Months Ended
	September 30, 2022 (In Shares)	September, 2021 (In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	696,071,068	648,047,895
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	696,071,068	648,047,895